Long-term investment	6 Months Ended
Dec. 31, 2023
Long-term investment
Long-term investment

Note 7 – Long-term investment

	December 31,	June 30,
	2023	2023
	(Unaudited)
Cost of long-term investment	3,000,000	3,000,000
Less: impairment loss	(610,302)	(610,302)
Long-term investment, net	$2,389,698	$2,389,698

The Company entered into a subscription agreement with MineOne Cloud Computing Investment I L.P. (the “Partnership”) on June 10, 2022, pursuant to which the Company made $3 million investment (the “Investment”) in the Partnership for a sharing percentage of 8.8235%. The Partnership is engaged in building and operating a mining facility in Wyoming. The construction was completed, and the mining facility has started to operate since October 2023.

Similar to Note 6, the Investment’s operating performance was adversely affected by challenging business climate, such as a decrease in the price of Bitcoin and a resulting decrease in the market price of mining facility.

The Company has utilized the market comparison approach to estimate the fair value of its Investment and cross-checked by direct comparisons with transactions of comparable mining facility within the vicinity and elsewhere, based on various estimates developed by management. The estimates used are considered unobservable Level 3 inputs, which are used to measure fair value when relevant observable inputs are not available. Changes in management’s assumptions or estimates could lead to different conclusions. The determination of fair value involves a significant degree of judgment, and the use of estimates and assumptions that are inherently uncertain. Accordingly, actual results may differ from the Company’s estimates, and the difference may be material. Additionally, continued elevated power costs, continued increases in the Bitcoin network hash rate, and further decreases in the value of Bitcoin in the market could result in further impairment of the Company’s Investment.

Based on management’s impairment assessment, there is indication that the estimated fair value of the mining facility was less than their net carrying value. As of December 31, 2023, a total impairment charge of $610,302 has been recognized, decreasing the net carrying value of the Investment’s mining facility to their estimated fair value. During the six months ended December 31, 2023 and 2022, the Company recorded nil impairment loss for long-term investment.